Schedule of balances with related parties (Details)		Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)		Apr. 30, 2024 SGD ($)		Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Non-trade receivables		$ 391,237	$ 510,719		$ 365,209
Non-trade payable Director	[1]	404,483	528,012		55,899		$ 14,308
Dividends payable		459,629	600,000	[1]		[1]		[1]
Shareholders [member]
IfrsStatementLineItems [Line Items]
Non-trade receivables	[2]	$ 62,660	$ 81,796		$ 85,443		$ 83,538

[1]	The amount due to a director is non-trade in nature, unsecured, non-interest bearing and repayable on demand.
[2]	Other receivable from shareholders is non-trade in nature, unsecured, non-interest bearing and repayable on demand.